OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 4,894,000	$ 3,541,000
Agent receivables	2,207,000	1,227,000
Advances	2,023,000	1,644,000
Claims receivables	5,967,000	4,342,000
Bunker receivables on time charter-out contracts	28,555,000	16,312,000
Other receivables	10,784,000	8,092,000
Total other current assets	54,430,000	35,158,000
Allowance for credit losses	46,300	46,300
Allowance for doubtful accounts	$ 0	$ 0